Consolidated Statement of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Premiums earned	$ 3,156	$ 16,592	$ 8,841
Fee income from policyholders	346,180	346,027	353,932
Net investment income	401,113	397,083	398,931
Realized investment gains, net	38,123	73,720	113,538
Total revenues	788,572	833,422	875,242
Expenses
Policyholders' benefits	439,910	449,118	351,744
Return credited to policyholders' account balances	277,077	269,488	301,079
Operating and acquisition expenses	77,654	68,716	93,671
Total expenses	794,641	787,322	746,494
Income (loss) before federal income tax	(6,069)	46,100	128,748
Federal income tax expense (benefit)
Current	6,853	17,121	22,528
Deferred	(22,666)	(2,474)	23,566
Total income tax expense (benefit)	(15,813)	14,647	46,094
NET INCOME (LOSS)	9,744	31,453	82,654
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	153,920	100,439	(290,511)
Reclassification adjustment for (gains) losses included in net income	(6,001)	(81,920)	79,023
Net unrealized investment gains (losses)	159,921	182,359	(369,534)
Less: Income tax (benefit) related to:
Unrealized investment gains (losses) for the period	48,837	35,156	(101,679)
Reclassification adjustment for (gains) losses included in net income	2,100	28,672	(27,658)
Net unrealized investment gains (losses)	50,937	63,828	(129,337)
Other comprehensive (loss) income	108,984	118,531	(240,197)
Comprehensive income (loss)	$ 118,728	$ 149,984	$ (157,543)